Loss Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Loss Per Share

The following table sets forth the calculation of basic and diluted loss per share for the periods indicated:

	Year ended December 31,
	2017	2016	2015
Basic and diluted:
Loss attributable to equity holders of the Company	$20,000	$1,941	$12,689
Dividend accumulated for preferred shares during the period	$825	$2,467	$852
Loss attributable to equity holders of the Company, after deducting dividend accumulated for preferred shares	$20,825	$4,408	$13,541
Weighted average number of ordinary shares	9,716,790	2,305,503	2,300,959
Loss per ordinary share (LPS)	$2.14	$1.91	$5.88